ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Assets held for sale [Abstract]
ASSETS CLASSIFIED AS HELD FOR SALE
38	ASSETS CLASSIFIED AS HELD FOR SALE

	2022	2021
	US$’000	US$’000

Net assets of disposal group held for sale as at 1 January	-	3,254

Sale of business during the year	-	(100)
Movements during the year on assets held for sale	-	(60)
Impairment of disposal group held for sale	-	(2,551)
Effect of foreign currency exchange differences	-	(543)

Net assets of disposal group held for sale as at 31 December	-	-

In 2019, the Group agreed to dispose of one of GSSA’s businesses (Unicorn Tanker division) to a third party and in 2020, the Group agreed to dispose of a second GSSA business (Training school) to a third party.

Management assessed the fair value less cost to sell of the assets and liabilities of the first disposal group on the date that they were classified as held for sale and recorded an impairment loss of US$3,179,000 in 2019. The assets of the disposal group were further impaired by US$576,000 in 2020 and US$2,551,000 in 2021. The conclusion of the sale process was hampered by the global pandemic in 2020. In November 2021 the agreement was cancelled and management agreed to cease the Unicorn Tanker division operations with immediate effect. The Unicorn Tanker division has been included in the discontinued operation (Note 37).

Management assessed the fair value less cost to sell of the assets and liabilities of the second disposal group on the date that they were classified as held for sale and recorded an impairment loss on office equipment, furniture and fittings and motor vehicles of US$138,000 in 2020. The transaction was completed in May 2021.